FINANCIAL INSTRUMENTS - Gain/(loss) on derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Change in fair value of derivative instruments	$ (6,686)	$ 78,207	$ 24,423
Realized gain/(loss) on derivative instruments	24,967	1,475	(6,024)
Gain on derivatives	$ 18,281	$ 79,682	$ 18,399